Basis of Presentation and Significant Accounting Policies (Detail) - USD ($) $ / shares in Units, $ in Millions				12 Months Ended
		Sep. 03, 2015	Jun. 24, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 23, 2015	Nov. 20, 2015
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued operations––net of tax	[1],[2]			$ (6)	$ 55	$ 10,354
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns				3,900	3,400
Advertising expense				3,100	3,100	3,000
Research and development expenses	[1],[3]			7,690	8,393	6,678
Nonsoftware License Arrangement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Research and development expenses				429	1,400	$ 203
Other Current Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns				2,600	2,000
Other Noncurrent Liabilities [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns				272	300
Accounts Receivable, less Allowance for Doubtful Accounts [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns				$ 1,100	1,100
Minimum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated settlement period				14 days
Maximum [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Estimated settlement period				35 days
Nutrition [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain/(loss) on disposal of discontinued operations––net of tax			$ 10,300
Pfizer and Allergan Merger [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total enterprise value							$ 160,000
Hospira [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Payments to acquire businesses, cash portion		$ 16,087
Accruals for Medicare rebates, Medicaid and related state program rebates, performance-based contract rebates, chargebacks, sales allowances, cash discounts and sales returns				$ 500
Allergan PLC [Member] | Pfizer and Allergan Merger [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Stock transaction value, price per share (in dollars per share)							$ 363.63
Common Stock [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Share price (in dollars per share)								$ 32.18
New Accounting Pronouncement, Early Adoption, Effect [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current deferred tax assets					$ 2,100

[1]	Amounts may not add due to rounding.
[2]	Includes the Animal Health (Zoetis) business through June 24, 2013, the date of disposal.
[3]	Exclusive of amortization of intangible assets, except as disclosed in Note 1K. Basis of Presentation and Significant Accounting Policies: Amortization of Intangible Assets, Depreciation and Certain Long-Lived Assets.